Premises and Equipment [Text Block]	12 Months Ended
Mar. 31, 2015
Premises and Equipment [Text Block]
5.	PREMISES AND EQUIPMENT

Premises and equipment at March 31, 2014 and 2015 consisted of the following:

	2014	2015
	(in millions)
Land	¥403,184	¥409,271
Buildings	747,998	760,974
Equipment and furniture	929,939	615,540
Leasehold improvements	251,875	282,179
Construction in progress	27,606	35,773

Total	2,360,602	2,103,737
Less accumulated depreciation	1,123,954	1,121,532

Premises and equipment-net	¥1,236,648	¥982,205

Premises and equipment include capitalized leases, principally related to data processing equipment, which amounted to ¥41,907 million and ¥36,678 million at March 31, 2014 and 2015, respectively. Accumulated depreciation on such capitalized leases at March 31, 2014 and 2015 amounted to ¥29,769 million and ¥26,249 million, respectively.

BTMU has entered into sales agreements to sell its buildings and land and, under separate agreements, leased those properties back for its business operations, including bank branches. BTMU either provided nonrecourse financings to the buyers for the sales proceeds or invested in the equities of the buyers. As a result, BTMU was considered to have continuing involvement with the properties. For accounting and reporting purposes, these transactions were accounted for under the financing method with the sales proceeds recognized as a financing obligation. The properties were reported on the accompanying consolidated balance sheets and depreciated. The financing obligation at March 31, 2014 and 2015 was ¥46,339 million and ¥45,256 million, respectively.

For the fiscal years ended March 31, 2013, 2014 and 2015, the MUFG Group recognized ¥3,975 million, ¥13,850 million and ¥6,057 million, respectively, of impairment losses for long-lived assets, primarily real estate which was either formerly used for its banking operations and is no longer used or real estate that is being used where recovery of the carrying amount is doubtful. In addition, ¥1,932 million, ¥226 million and ¥176 million of impairment losses were recognized for real estate held for sale for the fiscal years ended March 31, 2013, 2014 and 2015, respectively. These losses are included in Other non-interest expenses. In computing the amount of impairment losses, fair value was determined primarily based on market prices, if available, or the estimated price based on an appraisal.